Note 18 - Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
18.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company's financial instruments consist of cash and cash equivalents, non-current assets held for sale, accounts receivable, and accounts payable and accrued liabilities. Unless otherwise noted, it is management's opinion that the Company is not
exposed to significant interest risk arising from these financial instruments. The Company estimates that the fair value of these instruments approximates fair value due to their short term nature.

The Company has classified financial assets and (liabilities) as follows at
December 31:

	2018	2017	2016

Fair value through profit or loss, measured at amortized cost:
Cash	$2,567,868	$4,974,478	$14,376,282
Short-term investments	-	-	589,275
Accounts receivable, measured at amortized cost:
Accounts receivable	946,944	493,925	292,849
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	(3,040,422)	(810,593)	(1,624,344)

Credit Risk
The Company is exposed to credit risk associated with its accounts receivable. The Company has accounts receivable from both governmental and non-governmental agencies. Credit risk is minimized substantially by ensuring the credit worthiness of the entities with which it carries on business. Credit terms are provided on a case by case basis. The Company has not
experienced any significant instances of non-payment from its customers.

The Company's accounts receivable ageing at
December 31
was as follows:

	2018	2017	2016

Current	$892,343	$330,731	$125,610
31 - 60 days	34,331	56,094	16,346
61 - 90 days	60,885	-	75,816
> 90 days	-	107,100	75,077
Expected credit losses (1)	(40,615)	-	-

	$946,944	$493,925	$292,849

(
1
) The Company applies IFRS
9
simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.

The allowance is included in selling, general and administrative expenses in the consolidated statements of operations and deficit. Amounts charged to the loss allowance account are generally written off when there is no
reasonable expectation of recovery.

In prior years, the impairment of trade receivables was assessed based on the incurred loss model and determined by management in accordance with its assessment of recoverability. Receivables for which an impairment provision was recognized were written off against the provision when there was no
expectation of recovering additional cash.

Exchange Rate Risk
The functional currency of each of the entities included in the accompanying consolidated financial statements is the local currency where the entity is domiciled. Functional currencies include the US, Singapore and Canadian dollar. Most transactions within the entities are conducted in functional currencies. As such, none
of the entities included in the consolidated financial statements engage in hedging activities. The Company is exposed to a foreign currency risk with the Canadian and Singapore dollar. A
10%
change in the Canadian and Singapore dollar would increase or decrease other comprehensive loss by
$386,391.

Liquidity Risk
The Company currently does
not
maintain credit facilities. The Company's existing cash and cash resources are not
considered sufficient to fund operating and investing activities beyond one
year from the issuance of these consolidated financial statements. The Company will need to seek additional financing to continue as a going concern.